Intangible assets (Tables)	12 Months Ended
Dec. 31, 2020
Intangible assets
Schedule of reconciliation of changes in intangible assets

		Customer	Technology
	Goodwill	relationships	and other	Software	Total
	$'m	$'m	$'m	$'m	$'m
2019
Cost
At January 1, 2019	1,970	2,300	255	110	4,635
Additions	—	—	12	13	25
Disposal of Food & Specialty	(328)	(203)	(103)	(44)	(678)
Disposal	—	—	—	(1)	(1)
Transfers	—	—	(11)	11	—
Exchange	(18)	(14)	(3)	(2)	(37)
At December 31, 2019	1,624	2,083	150	87	3,944
Amortization
At January 1, 2019		(817)	(153)	(64)	(1,034)
Charge for the year		(214)	(27)	(8)	(249)
Disposal of Food & Specialty		146	60	6	212
Disposal		—	—	1	1
Exchange		5	3	2	10
At December 31, 2019		(880)	(117)	(63)	(1,060)
Net book value
At December 31, 2019	1,624	1,203	33	24	2,884
2020
Cost
At January 1, 2020	1,624	2,083	150	87	3,944
Additions	—	—	10	2	12
Impairment (Note 4)	—	—	(6)	(2)	(8)
Transfers	—	—	(6)	6	—
Exchange	58	73	2	12	145
At December 31, 2020	1,682	2,156	150	105	4,093
Amortization
At January 1, 2020		(880)	(117)	(63)	(1,060)
Charge for the year		(206)	(22)	(7)	(235)
Exchange		(33)	(3)	(6)	(42)
At December 31, 2020		(1,119)	(142)	(76)	(1,337)
Net book value
At December 31, 2020	1,682	1,037	8	29	2,756

Summary of goodwill allocation

	At December 31,
	2020	2019
	$'m	$'m
Metal Beverage Packaging Europe	618	566
Metal Beverage Packaging Americas	437	437
Glass Packaging Europe	67	61
Glass Packaging North America	560	560
Total Goodwill	1,682	1,624

Schedule of significant goodwill amounts arising in the groups of CGUs

	Metal	Metal		Glass
	Beverage	Beverage	Glass	Packaging
	Packaging	Packaging	Packaging	North
	Europe	Americas	Europe	America
	$'m/%	$'m/%	$'m/%	$'m/%
2020
Carrying amount of goodwill	618	437	67	560
Excess of recoverable amount	1,950	1,732	4,244	86
Pre-tax discount rate applied	5.1	7.9	6.5	N/A
2019
Carrying amount of goodwill	566	437	61	560
Excess of recoverable amount	2,109	1,581	3,842	158
Pre-tax discount rate applied	5.1	8.5	6.5	7.2